Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Schedule of transactions with relative parties
Sr. No.	Particulars	KMP		Significant influence Entity			Relatives of KMP
Transactions made during the year:		March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021
		US$	US$	US$	US$	US$	US$
1	Loan taken	292,204	377,550	—	—	—	—
2	Loan repayment	(304,500)	(551,556)	—	—	—	—
3	Remuneration*	186,352	32,358	—	—	—	26,017
4	Rent paid	—	16,180	—	—	—	—
5	Business support services	—	—	—	12,134	—	—
6	Sale/ Outward Supply of Goods or Services or Capital Goods	—	—	—	96,163	—	—
Period end balances:
1	Borrowings	38,155	1,456,131	—	—	—	—
2	Other payables	—	265,410	—	—	—	—
3	Trade payables	115,072	—	—	—	—	—
4	Other current assets	214,458	—	—	—	—	—